INCOME TAXES (Tables)	12 Months Ended
Oct. 31, 2011
Income Tax Disclosure [Abstract]
Summary of Operating Loss Carryforwards [Table Text Block]

The tax effects of loss carry forwards give rise to a deferred tax asset and a related valuation allowance at October 31, as follows:

	2011		2010
Net operating loss carryforwards-federal	$12,994,244		$8,038,146
Stock based compensation	1,474,016		1,202,168
Valuation on warrants	(3,241,085)		-
Others	(613,170)		-
Less valuation allowance	(10,614,005)		(9,240,314)
	$-	$

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The difference between income taxes computed at the statutory federal rate of 34% and the provision for income taxes relates to the following:

	Year ended October 31, 2011	Year ended October 31, 2010

Pre-Tax Book Income (Loss)	34.00%	34.00%
Perm Item	-19.61%	-
Change in Valuation Allowance	-16.93%	(34)
Other	2.54%	-
Total	-%	-%